GOODWILL - Roll forward - Additional information (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Effect of movements in exchange rates	$ (35,995)	$ (323,676)
BAC Holding International Corp
Disclosure of reconciliation of changes in goodwill [line items]
Effect of movements in exchange rates		(353,876)
Multi Financial Group Inc [member]
Disclosure of reconciliation of changes in goodwill [line items]
Effect of movements in exchange rates	$ (35,995)	$ 30,200